Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.2%
	COMMUNICATION SERVICES — 1.6%
881	Magnite, Inc.*	$9,471
	CONSUMER DISCRETIONARY — 11.5%
42	Installed Building Products, Inc.	10,867
30	Lithia Motors, Inc. - Class A	9,026
49	Marriott Vacations Worldwide Corp.	5,279
158	Planet Fitness, Inc. - Class A*	9,895
191	Skyline Champion Corp.*	16,237
51	Wingstop, Inc.	18,686
		69,990
	CONSUMER STAPLES — 4.4%
366	Chefs' Warehouse, Inc.*	13,784
66	elf Beauty, Inc.*	12,938
		26,722
	FINANCIALS — 6.4%
131	Axos Financial, Inc.*	7,079
397	BRP Group, Inc. - Class A*	11,489
143	Shift4 Payments, Inc. - Class A*	9,448
133	Triumph Financial, Inc.*	10,550
		38,566
	HEALTH CARE — 22.1%
80	4D Molecular Therapeutics, Inc.	2,549
63	Arvinas, Inc.*	2,601
199	Avadel Pharmaceuticals PLC - ADR*	3,361
391	Avid Bioservices, Inc.*	2,620
90	Axonics, Inc.*	6,207
126	Bicycle Therapeutics PLC - ADR*	3,137
65	Biohaven, Ltd.*,1	3,555
106	Bruker Corp.	9,958
205	Catalyst Pharmaceuticals, Inc.*	3,268
836	DocGo, Inc.*	3,377
253	Edgewise Therapeutics, Inc.*	4,615
100	Enovis Corp.*	6,245
283	Evolent Health, Inc. - Class A*	9,279
262	Fortrea Holdings, Inc.*	10,517
231	Globus Medical, Inc., Class A*	12,391
87	Halozyme Therapeutics, Inc.*	3,539
89	Ionis Pharmaceuticals, Inc.*	3,858
123	LivaNova PLC*,1	6,881
42	MoonLake Immunotherapeutics*,1	2,110
224	Neumora Therapeutics, Inc.*	3,080
11	OmniAb, Inc. Earnout Shares[2]	—

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11	OmniAb, Inc. Earnout Shares[2]	$—
212	Option Care Health, Inc.*	7,110
220	Phathom Pharmaceuticals, Inc.*	2,336
131	Protagonist Therapeutics, Inc.*	3,790
245	Surgery Partners, Inc.*	7,308
176	Verona Pharma PLC - ADR*	2,832
95	Viking Therapeutics, Inc.*	7,790
		134,314
	INDUSTRIALS — 26.4%
409	ACV Auctions, Inc. - Class A*	7,677
560	Array Technologies, Inc.*	8,349
35	Axon Enterprise, Inc.*	10,951
148	Casella Waste Systems, Inc. - Class A*	14,633
79	Chart Industries, Inc.*	13,013
44	Comfort Systems USA, Inc.	13,979
58	Crane Co.	7,837
466	Leonardo DRS, Inc.*	10,294
78	MasTec, Inc.*	7,273
67	NV5 Global, Inc.*	6,567
44	Paylocity Holding Corp.*	7,562
69	Tetra Tech, Inc.	12,745
133	Trex Co., Inc.*	13,267
98	UFP Industries, Inc.	12,055
306	WillScot Mobile Mini Holdings Corp.*	14,229
		160,431
	INFORMATION TECHNOLOGY — 27.4%
39	Ambarella, Inc.*,1	1,980
120	ASGN, Inc.*	12,571
37	CyberArk Software Ltd.*,1	9,828
245	DoubleVerify Holdings, Inc.*	8,614
35	Fabrinet*,1	6,616
159	Five9, Inc.*	9,875
522	Harmonic, Inc.*	7,016
72	Impinj Inc*	9,246
505	Informatica, Inc. - Class A*	17,675
59	Insight Enterprises, Inc.*	10,946
125	MACOM Technology Solutions Holdings, Inc.*	11,955
230	Napco Security Technologies, Inc.	9,237
36	Onto Innovation, Inc.*	6,519
219	PagerDuty, Inc.*	4,967
90	Perficient, Inc.*	5,066
413	SentinelOne, Inc. - Class A*	9,627
70	SiTime Corp.*	6,526

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
153	Smartsheet, Inc. - Class A*	$5,890
393	Vertex, Inc.*	12,482
		166,636
	REAL ESTATE — 1.4%
81	Innovative Industrial Properties, Inc. - REIT	8,387
	TOTAL COMMON STOCKS
	(Cost $490,449)	614,517
	EXCHANGE-TRADED FUNDS — 2.2%
50	iShares Russell 2000 Growth ETF	13,540
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,380)	13,540

Principal Amount
	SHORT-TERM INVESTMENTS — 4.4%
$26,929	Goldman Sachs FS Government Fund - Institutional Class, 5.13%[3]	26,929
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,929)	26,929
	TOTAL INVESTMENTS — 107.8%
	(Cost $528,758)	654,986
	Liabilities in Excess of Other Assets — (7.8)%	(47,645)
	NET ASSETS — 100.0%	$607,341

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.